UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Core Fixed Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 32.9%
Consumer Discretionary 2.0%
Charter Communications Operating LLC, 144A, 3.579%, 7/23/2020	250,000	263,198
Daimler Finance North America LLC, 144A, 2.0%, 7/6/2021	265,000	266,447
General Motors Co.:
6.6%, 4/1/2036	195,000	241,189
6.75%, 4/1/2046	200,000	259,856
General Motors Financial Co., Inc.:
2.4%, 5/9/2019	395,000	397,069
3.2%, 7/13/2020	320,000	326,032
3.2%, 7/6/2021	470,000	477,021
Macy's Retail Holdings, Inc., 3.45%, 1/15/2021 (a)	600,000	628,710
Starbucks Corp., 2.45%, 6/15/2026	330,000	340,436
The Gap, Inc., 5.95%, 4/12/2021 (a)	790,000	842,475
		4,042,433
Consumer Staples 1.6%
Altria Group, Inc., 10.2%, 2/6/2039	261,000	486,600
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	750,000	805,263
4.7%, 2/1/2036	265,000	307,167
4.9%, 2/1/2046	470,000	572,516
Kraft Heinz Foods Co., 144A, 4.375%, 6/1/2046 (a)	280,000	304,605
Molson Coors Brewing Co.:
3.0%, 7/15/2026	260,000	265,526
4.2%, 7/15/2046	295,000	310,846
PepsiCo, Inc., 4.45%, 4/14/2046	165,000	198,569
		3,251,092
Energy 4.4%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021 (a)	140,000	148,229
5.55%, 3/15/2026 (a)	315,000	343,849
ConocoPhillips Co., 4.15%, 11/15/2034	335,000	330,448
Energy Transfer Partners LP, 5.95%, 10/1/2043	200,000	206,994
Ensco PLC, 4.7%, 3/15/2021	250,000	212,500
Freeport-McMoran Oil & Gas LLC, 6.875%, 2/15/2023	520,000	503,100
Halliburton Co.:
3.8%, 11/15/2025	400,000	414,636
4.85%, 11/15/2035	225,000	244,986
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042	260,000	233,818
6.375%, 3/1/2041	45,000	48,844
Korea National Oil Corp., 144A, 2.125%, 4/14/2021	650,000	659,883
Noble Holding International Ltd., 5.0%, 3/16/2018	110,000	105,963
ONEOK Partners LP, 3.375%, 10/1/2022	150,000	150,450
Petroleos Mexicanos, 3.5%, 1/30/2023	550,000	521,125
Petronas Global Sukuk Ltd., 144A, 2.707%, 3/18/2020	750,000	761,611
Plains All American Pipeline LP, 2.85%, 1/31/2023	500,000	460,596
Regency Energy Partners LP:
4.5%, 11/1/2023	280,000	279,567
5.5%, 4/15/2023 (a)	375,000	388,658
Schlumberger Holdings Corp., 144A, 4.0%, 12/21/2025	690,000	751,229
Shell International Finance BV, 4.0%, 5/10/2046	305,000	313,730
Sinopec Group Overseas Development 2016 Ltd., 144A, 2.125%, 5/3/2019	513,000	514,607
Sunoco Logistics Partners Operations LP:
4.4%, 4/1/2021	375,000	395,509
5.3%, 4/1/2044	250,000	246,524
Williams Partners LP, 3.6%, 3/15/2022	500,000	486,719
		8,723,575
Financials 16.9%
AEGON Funding Co., LLC, 5.75%, 12/15/2020	375,000	434,287
AIA Group Ltd., 144A, 4.5%, 3/16/2046	300,000	334,922
American Tower Corp., (REIT), 3.3%, 2/15/2021	230,000	241,824
ANZ New Zealand International Ltd.:
144A, 2.125%, 7/28/2021	395,000	397,584
144A, 2.75%, 2/3/2021	385,000	397,931
Apollo Investment Corp., 5.25%, 3/3/2025	450,000	452,749
Ares Capital Corp., 3.875%, 1/15/2020 (a)	685,000	712,075
Banco Bilbao Vizcaya Argentaria SA, 3.0%, 10/20/2020	400,000	409,828
Bank of America Corp., 5.75%, 12/1/2017	1,000,000	1,055,528
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021 (a)	515,000	529,142
Barclays PLC, 4.375%, 1/12/2026	625,000	647,162
BPCE SA, 2.65%, 2/3/2021	515,000	530,193
Branch Banking & Trust Co., 1.45%, 5/10/2019	445,000	446,657
Capital One NA, 2.95%, 7/23/2021	530,000	549,978
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024 (a)	485,000	457,677
(REIT), 5.25%, 12/1/2023	250,000	247,582
Citizens Bank NA, 2.55%, 5/13/2021	255,000	260,253
Compass Bank, 1.85%, 9/29/2017	500,000	498,507
Credit Agricole SA, 144A, 2.375%, 7/1/2021	330,000	336,775
Credit Suisse Group Funding Guernsey Ltd.:
144A, 3.8%, 6/9/2023	455,000	461,647
144A, 4.55%, 4/17/2026	400,000	422,173
Crown Castle International Corp.:
(REIT), 3.4%, 2/15/2021	245,000	257,473
(REIT), 3.7%, 6/15/2026	140,000	147,459
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	325,000	345,244
FS Investment Corp., 4.75%, 5/15/2022	350,000	355,929
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	300,000	345,787
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	610,000	626,141
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2019	169,070	167,591
Healthcare Trust of America Holdings LP, (REIT), 3.375%, 7/15/2021	500,000	516,513
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022	500,000	541,452
HSBC Holdings PLC:
3.9%, 5/25/2026	930,000	965,743
6.375%, 12/29/2049	610,000	602,680
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019	310,000	321,241
Intesa Sanpaolo SpA, 3.875%, 1/15/2019	700,000	720,047
Jefferies Group LLC:
5.125%, 4/13/2018	500,000	522,205
6.5%, 1/20/2043	125,000	129,503
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044	125,000	128,631
Legg Mason, Inc., 5.625%, 1/15/2044	300,000	319,387
Lloyds Banking Group PLC, 4.65%, 3/24/2026	500,000	515,972
Loews Corp., 4.125%, 5/15/2043	250,000	261,857
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020	625,000	693,901
Manulife Financial Corp., 5.375%, 3/4/2046	385,000	469,723
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065	160,000	156,302
Morgan Stanley, Series F, 5.625%, 9/23/2019	1,000,000	1,114,322
Nationwide Building Society, 144A, 2.45%, 7/27/2021	370,000	373,041
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044	250,000	274,422
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024	500,000	519,672
Prologis International Funding II SA, 144A, 4.875%, 2/15/2020	750,000	811,083
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,300,000	1,309,096
Regions Bank, 2.25%, 9/14/2018	485,000	488,248
Santander Bank NA, 2.0%, 1/12/2018	500,000	500,858
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019	655,000	659,635
4.5%, 7/17/2025	120,000	124,559
Santander UK PLC, 2.5%, 3/14/2019	495,000	503,032
Scentre Group Trust 1:
144A, (REIT), 2.375%, 4/28/2021	350,000	355,004
144A, (REIT), 3.5%, 2/12/2025	450,000	470,437
Select Income REIT, (REIT), 4.15%, 2/1/2022	470,000	473,238
Skandinaviska Enskilda Banken AB, 2.625%, 3/15/2021	395,000	409,696
Societe Generale SA, 144A, 2.625%, 9/16/2020	625,000	645,741
Standard Chartered PLC:
144A, 3.05%, 1/15/2021 (a)	750,000	767,202
144A, 4.05%, 4/12/2026	625,000	642,254
Sumitomo Mitsui Financial Group, Inc.:
2.058%, 7/14/2021	195,000	194,983
2.632%, 7/14/2026	505,000	499,036
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019	235,000	237,020
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	250,000	269,380
Synchrony Financial, 2.6%, 1/15/2019	300,000	303,856
The Huntington National Bank, 2.2%, 11/6/2018	250,000	253,336
UBS AG, 1.375%, 6/1/2017	340,000	340,365
UBS Group Funding Jersey Ltd., 144A, 4.125%, 4/15/2026	400,000	422,924
Visa, Inc.:
3.15%, 12/14/2025	355,000	381,276
4.3%, 12/14/2045	210,000	247,577
Voya Financial, Inc., 4.8%, 6/15/2046	295,000	302,846
Wells Fargo & Co., 4.9%, 11/17/2045	250,000	283,316
Wells Fargo Bank NA, 1.75%, 5/24/2019	800,000	811,068
		33,923,778
Health Care 2.3%
AbbVie, Inc.:
3.2%, 5/14/2026	350,000	358,978
4.5%, 5/14/2035	120,000	129,401
4.7%, 5/14/2045	270,000	298,206
Actavis Funding SCS:
3.0%, 3/12/2020	330,000	343,305
4.75%, 3/15/2045	290,000	321,285
Actavis, Inc., 3.25%, 10/1/2022	353,000	368,267
Aetna, Inc.:
2.8%, 6/15/2023	210,000	216,142
4.375%, 6/15/2046	280,000	291,428
AstraZeneca PLC, 4.375%, 11/16/2045	195,000	218,677
Celgene Corp.:
3.875%, 8/15/2025 (a)	355,000	385,140
5.0%, 8/15/2045	105,000	122,183
Gilead Sciences, Inc., 4.75%, 3/1/2046	175,000	204,589
Johnson & Johnson, 3.7%, 3/1/2046	225,000	260,607
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021	380,000	381,913
3.15%, 10/1/2026	315,000	321,905
4.1%, 10/1/2046	130,000	133,860
Zoetis, Inc., 4.5%, 11/13/2025	305,000	340,806
		4,696,692
Industrials 0.6%
FedEx Corp., 4.55%, 4/1/2046	230,000	259,455
Molex Electronic Technologies LLC, 144A, 2.878%, 4/15/2020	335,000	337,201
Penske Truck Leasing Co., LP, 144A, 3.3%, 4/1/2021	470,000	485,802
Republic Services, Inc., 2.9%, 7/1/2026	150,000	153,947
		1,236,405
Information Technology 2.0%
Alibaba Group Holding Ltd.:
3.125%, 11/28/2021	114,000	117,714
3.6%, 11/28/2024	334,000	347,470
Apple, Inc., 3.45%, 2/9/2045	200,000	189,499
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019	370,000	380,591
144A, 4.42%, 6/15/2021	305,000	318,706
144A, 5.45%, 6/15/2023	220,000	233,009
144A, 8.1%, 7/15/2036	230,000	262,073
Fidelity National Information Services, Inc., 3.625%, 10/15/2020	447,000	474,264
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020	315,000	332,229
144A, 4.9%, 10/15/2025	275,000	294,914
KLA-Tencor Corp., 4.65%, 11/1/2024	150,000	165,460
Lam Research Corp.:
2.75%, 3/15/2020	340,000	349,888
3.9%, 6/15/2026	180,000	193,136
Seagate HDD Cayman, 5.75%, 12/1/2034	470,000	381,405
		4,040,358
Materials 0.4%
Corporacion Nacional del Cobre de Chile, REG S, 7.5%, 1/15/2019	200,000	228,134
Solvay Finance America LLC:
144A, 3.4%, 12/3/2020	255,000	266,442
144A, 4.45%, 12/3/2025	340,000	369,963
		864,539
Telecommunication Services 2.0%
AT&T, Inc.:
2.45%, 6/30/2020	330,000	337,923
3.4%, 5/15/2025	200,000	207,047
3.8%, 3/15/2022	550,000	592,900
4.125%, 2/17/2026	170,000	185,119
4.5%, 5/15/2035	510,000	538,362
5.65%, 2/15/2047	260,000	309,863
Crown Castle Towers LLC, 144A, 3.222%, 5/15/2022	240,000	249,257
Verizon Communications, Inc.:
2.625%, 8/15/2026 (b)	305,000	304,512
3.5%, 11/1/2024 (a)	420,000	452,562
4.272%, 1/15/2036	600,000	627,236
4.672%, 3/15/2055	75,000	77,898
5.012%, 8/21/2054	100,000	110,033
		3,992,712
Utilities 0.7%
Electricite de France SA:
144A, 4.75%, 10/13/2035	375,000	413,344
144A, 4.875%, 1/22/2044	65,000	71,616
Exelon Corp., 5.1%, 6/15/2045	270,000	325,051
Southern Co., 3.25%, 7/1/2026	520,000	543,816
		1,353,827
Total Corporate Bonds (Cost $63,909,853)		66,125,411
Mortgage-Backed Securities Pass-Throughs 16.9%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045	5,019,568	5,380,086
4.5%, 12/1/2040	1,299,008	1,421,646
5.0%, 12/1/2040	264,617	294,486
5.5%, 6/1/2039	167,731	188,410
6.0%, 11/1/2038	665,564	775,241
7.5%, 2/1/2035	348,858	418,285
Federal National Mortgage Association:
3.0%, 12/1/2042	1,221,100	1,274,447
3.5%, with various maturities from 11/1/2042 until 7/1/2045 (b)	11,576,478	12,254,981
4.0%, 11/1/2045	1,914,575	2,074,222
4.5%, 11/1/2043	906,709	990,231
5.0%, with various maturities from 12/1/2039 until 11/1/2041	3,044,183	3,418,005
5.5%, with various maturities from 2/1/2031 until 2/1/2042	1,741,701	1,967,171
6.5%, with various maturities from 5/1/2023 until 4/1/2037	450,308	523,989
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042	1,322,158	1,387,821
4.5%, 7/15/2040	218,256	242,721
5.5%, 6/15/2038	217,330	250,737
6.5%, with various maturities from 12/15/2023 until 7/15/2039	930,301	1,105,029
Total Mortgage-Backed Securities Pass-Throughs (Cost $33,415,014)		33,967,508
Asset-Backed 7.6%
Automobile Receivables 1.5%
AmeriCredit Automobile Receivables Trust, "C", Series 2016-2, 2.87%, 11/8/2021	500,000	511,783
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021	1,000,000	990,042
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021	400,000	401,616
SunTrust Auto Receivables Trust, "C", Series 2015-1A, 144A, 2.5%, 4/15/2021	1,200,000	1,222,440
		3,125,881
Credit Card Receivables 0.5%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	1,000,000	999,831
Miscellaneous 5.6%
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042	1,465,156	1,508,049
Dryden XXXI Senior Loan Fund, "C", Series 2014-31A, 144A, 3.483% *, 4/18/2026	2,000,000	2,000,144
Magnetite CLO Ltd., "A2A", Series 2012-7A, 144A, 2.878% *, 1/15/2025	2,000,000	2,001,640
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055	196,988	195,714
SBA Tower Trust, "C", Series 2014-1A, 144A, 2.898%, 10/15/2044	330,000	334,119
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	730,000	737,988
Voya CLO Ltd.:
"A2", Series 2013-1A, 144A, 2.428% *, 4/15/2024	2,000,000	1,974,418
"A2", Series 2012-4A, 144A, 2.878% *, 10/15/2023	2,500,000	2,501,272
		11,253,344
Total Asset-Backed (Cost $15,330,704)		15,379,056
Commercial Mortgage-Backed Securities 6.9%
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028	1,000,000	1,034,840
Commercial Mortgage Trust, "AM", Series 2007-C9, 5.65%, 12/10/2049	500,000	515,908
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048	1,000,000	1,113,970
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K053, Interest Only, 0.894% *, 12/25/2025	6,742,418	455,259
GS Mortgage Securities Trust:
"A4", Series 2014-GC22, 3.587%, 6/10/2047	1,000,000	1,097,816
"AAB", Series 2014-GC18, 3.648%, 1/10/2047	170,000	184,894
Hilton U.S.A. Trust, "CFX", Series 2013-HLT, 144A, 3.714%, 11/5/2030	2,000,000	2,014,929
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2015-C31, 3.801%, 8/15/2048	1,680,000	1,869,093
Morgan Stanley Re-REMIC Trust, "A4B", Series 2010-GG10, 144A, 5.795% *, 8/15/2045	410,000	416,816
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050	1,000,000	1,065,292
"A4", Series 2015-C27, 3.19%, 2/15/2048	1,670,000	1,777,505
"A4", Series 2015-SG1, 3.789%, 12/15/2047	1,500,000	1,668,613
"B", Series 2016-C33, 4.506%, 3/15/2059	500,000	569,991
Total Commercial Mortgage-Backed Securities (Cost $13,253,797)		13,784,926
Collateralized Mortgage Obligations 9.0%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C03, 2.453% *, 10/25/2028	522,469	529,598
"1M1", Series 2016-C02, 2.603% *, 9/25/2028	1,229,964	1,247,039
Federal Home Loan Mortgage Corp.:
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	561,241	29,056
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	200,815	7,719
"DA", Series 4552, 3.5%, 1/15/2043	1,870,628	1,959,704
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	94,288	1,081
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	1,229,193	114,983
"UA", Series 4298, 4.0%, 2/15/2054	638,990	652,095
"6", Series 233, Interest Only, 4.5%, 8/15/2035	424,391	56,920
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	3,480,568	621,976
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	4,482,599	802,396
"MS", Series 3055, Interest Only, 6.119% **, 10/15/2035	1,758,181	346,733
"SP", Series 4047, Interest Only, 6.169% **, 12/15/2037	1,165,737	121,969
"SG", Series 3859, Interest Only, 6.219% **, 11/15/2039	1,948,068	127,374
Federal National Mortgage Association:
"PZ", Series 2016-9, 3.5%, 3/25/2046	2,841,072	3,105,247
"4", Series 406, Interest Only, 4.0%, 9/25/2040	866,129	121,298
"PZ", Series 2010-129, 4.5%, 11/25/2040	1,914,636	2,031,859
"KZ", Series 2010-134, 4.5%, 12/25/2040	788,739	862,910
"SD", Series 2003-129, Interest Only, 6.512% **, 1/25/2024	1,615,385	190,161
"YI", Series 2008-36, Interest Only, 6.712% **, 7/25/2036	3,113,725	622,143
"SN", Series 2003-7, Interest Only, 7.262% **, 2/25/2033	2,324,839	423,013
"S", Series 2003-2, Interest Only, 7.262% **, 2/25/2033	1,580,891	287,765
Government National Mortgage Association:
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	8,362,317	756,396
"GC", Series 2010-101, 4.0%, 8/20/2040	1,000,000	1,132,566
"ME", Series 2014-4, 4.0%, 1/16/2044	1,000,000	1,160,726
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	582,595	54,350
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	723,687	82,368
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	519,524	60,835
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	933,480	90,963
"SB", Series 2014-81, 14.534% *, 6/20/2044	159,029	218,137
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 2.637% *, 11/25/2033	383,036	383,384
Total Collateralized Mortgage Obligations (Cost $18,531,501)		18,202,764
Government & Agency Obligations 27.9%
U.S. Government Sponsored Agency 1.1%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,341,961
U.S. Treasury Obligations 26.8%
U.S. Treasury Bills:
0.345% ***, 8/11/2016 (c)	125,000	124,995
0.44% ***, 12/1/2016 (c)	955,000	954,051
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	744,342
2.5%, 2/15/2046 (a)	705,000	751,899
3.0%, 11/15/2045	1,629,000	1,917,447
3.125%, 8/15/2044	1,837,000	2,209,064
3.5%, 2/15/2039	3,600,000	4,611,233
3.75%, 11/15/2043	8,725,000	11,736,146
U.S. Treasury Notes:
1.0%, 8/31/2016 (d)	2,500,000	2,501,650
1.0%, 9/30/2016	650,000	650,777
1.375%, 4/30/2021 (a)	685,000	696,078
1.625%, 12/31/2019	500,000	513,066
1.625%, 2/15/2026	2,045,000	2,075,301
1.625%, 5/15/2026 (a)	4,080,000	4,141,041
1.75%, 12/31/2020	3,250,000	3,356,132
2.25%, 11/15/2024	1,000,000	1,067,773
2.75%, 11/15/2023	5,350,000	5,894,405
2.75%, 2/15/2024	9,150,000	10,094,664
		54,040,064
Total Government & Agency Obligations (Cost $50,236,831)		56,382,025
Municipal Bonds and Notes 1.3%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	1,426,437	1,458,018
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	1,084,020
Total Municipal Bonds and Notes (Cost $2,176,437)		2,542,038
	Shares	Value ($)
Securities Lending Collateral 5.0%
Daily Assets Fund "Capital Shares", 0.50% (e) (f) (Cost $10,161,506)	10,161,506	10,161,506
Cash Equivalents 1.6%
Deutsche Central Cash Management Government Fund, 0.38% (e) (Cost $3,123,114)	3,123,114	3,123,114
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $210,138,757) †	109.1	219,668,348
Other Assets and Liabilities, Net	(9.1)	(18,410,107)
Net Assets	100.0	201,258,241

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
**	These securities are shown at their current rate as of July 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $210,100,750. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $9,567,598. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,215,632 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,648,034.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $9,912,785, which is 4.9% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2016	66	8,781,094	217,454
5 Year U.S. Treasury Note	USD	9/30/2016	55	6,710,859	103,874
Ultra 10 Year U.S. Treasury Note	USD	9/21/2016	16	2,339,250	(11,283)
Total net unrealized appreciation					310,045

Currency Abbreviation

USD	United States Dollar

At July 31, 2016, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (g)
Call Options
10 Year U.S. Treasury Note	25	8/26/2016	132.0	19,089	(33,594)

(g)	Unrealized depreciation on written options on exchange-traded futures contracts at July 31, 2016 was $14,505.

At July 31, 2016, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Unrealized Appreciation ($)

6/20/2021	5,000,000	1.0%	Markit CDX North America Investment Grade Index	68,186	37,180

(h)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At July 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/16/2025	19,700,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(2,490,455)	(2,391,250)
12/16/2015 9/18/2017	28,300,000	Floating — 3-Month LIBOR	Fixed — 1.557%	374,376	388,703
12/16/2015 9/17/2035	7,400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(1,736,974)	(1,593,659)
3/16/2016 3/16/2046	2,300,000	Fixed — 2.75%	Floating — 3-Month LIBOR	(602,743)	(531,579)
Total net unrealized depreciation				(4,127,785)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2016 is 0.759%.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$66,125,411	$—	$66,125,411
Mortgage-Backed Securities Pass-Throughs	—	33,967,508	—	33,967,508
Asset-Backed	—	15,379,056	—	15,379,056
Commercial Mortgage-Backed Securities	—	13,784,926	—	13,784,926
Collateralized Mortgage Obligations	—	18,202,764	—	18,202,764
Government & Agency Obligations	—	56,382,025	—	56,382,025
Municipal Bonds and Notes	—	2,542,038	—	2,542,038
Short-Term Investments (j)	13,284,620	—	—	13,284,620
Derivatives (k)
Futures Contracts	321,328	—	—	321,328
Credit Default Swap Contracts	—	37,180	—	37,180
Interest Rate Swap Contracts	—	388,703	—	388,703

Total	$13,605,948	$206,809,611	$—	$220,415,559

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(11,283)	$—	$—	$(11,283)
Written Options	(33,594)	—	—	(33,594)
Interest Rate Swap Contracts	—	(4,516,488)	—	(4,516,488)

Total	$(44,877)	$(4,516,488)	$—	$(4,561,365)

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contract, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Credit Contracts	—	$ 37,180	—
Interest Rate Contracts	$ 310,045	$ (4,127,785)	$ (14,505)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Fixed Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016